Income tax, Unrecognized Deferred Tax Assets (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income tax [Abstract]
Income tax losses, gross amount	$ 1,904,835,875	$ 1,698,038,184
Interest to be deducted, gross amount	256,196,287	408,193,235
Other assets, gross amount	0	41,049,602
Unrecognized deferred tax assets, gross amount	2,161,032,162	2,147,281,021
Income tax losses, tax effect	571,450,763	509,411,455
Interest to be deducted, tax effect	76,858,886	122,457,971
Other assets, tax effect	0	12,314,881
Unrecognized deferred tax assets, tax effect	$ 648,309,649	$ 644,184,307